Fair Value Measurements	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 9 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets: Investments in Trust Account
U.S. Treasury securities	$552,007,459	$—	$—
Derivative Warrant Liabilities:
Public Warrants	$28,483,200	$—	$—
Private Placement Warrants	$—	$—	$33,121,599

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in May 2021. There were no other transfers to/from Levels 1, 2, and 3 during the three months ended June 30, 2021 and for the period from January 25, 2021 (inception) through June 30, 2021.

Level 1 instruments include investments in U.S Treasury Securities invested in government securities and, as of June 30, 2021, the Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. The fair value of the Public Warrants at June 30, 2021 is measured utilizing the listed trading price.

The Company utilizes a Monte Carlo model to estimate the fair value of the Private Placement Warrants at each reporting period. The Company recognized a loss of $15,213,000 for the derivative warrant liabilities upon their issuance on April 9, 2021. The Sponsor paid an aggregate of $13,040,000 for Private Placement Warrants with an initial aggregate fair value of $28,253,000.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following tables provide quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	Initial Fair Value	As of June 30, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$10.32
Volatility	23.7% – 41.0%	31.9% – 42.0%
Term (years)	5.98	5.75
Risk-free rate	1.09%	0.99%
Dividend yield	0.0%	0.0%

The activity of derivative warrant liabilities, classified as Level 3, for the period from January 25, 2021 (inception) through June 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 25, 2021 (inception)	$—
Level 3 Warrant liabilities at March 31, 2021	—
Issuance of Public and Private Warrants	46,248,532
Transfer of Public Warrants to Level 1	(17,995,200)
Change in fair value of warrant liabilities	4,868,267
Level 3 Warrant liabilities at June 30, 2021	33,121,599

EQRx, INC. [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF INSTRUMENTS

The following tables set forth the Company’s financial assets measured at fair value on a recurring basis and the level of inputs used in such measurements as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$144,347	$—	$—	$144,347	Level 1
Commercial paper (due within 90 days)	353,765	—	—	353,765	Level 2
Total financial assets	$498,112	$—	$—	$498,112
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682

In determining the fair value of its cash equivalents at each date presented above, the Company relied on quoted prices for similar securities in active markets or using other inputs that are observable or can be corroborated by observable market data. The Company did not have any financial assets or liabilities during any of the periods presented in the accompanying consolidated financial statements that required Level 3 inputs.